Note 6 Impaired Secured Loans (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	€ 567,065	€ 507,842
Impaired loans and advances at amortized cost	15,444	14,346
Accumulated impairment	(13,141)	(12,329)
Central banks [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	12,102	10,881
Impaired loans and advances at amortized cost	0	0
Accumulated impairment	(13)	(12)
Government [member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	29,945	25,924
Impaired loans and advances at amortized cost	16	18
Accumulated impairment	(19)	(18)
credit institutions [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	32,419	24,263
Impaired loans and advances at amortized cost	0	0
Accumulated impairment	(9)	(20)
Other financial institutions [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	29,015	23,547
Impaired loans and advances at amortized cost	7	11
Accumulated impairment	(22)	(25)
Non financial corporations [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	248,073	221,504
Impaired loans and advances at amortized cost	5,937	5,118
Accumulated impairment	(4,561)	(4,113)
Households [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	215,511	201,723
Impaired loans and advances at amortized cost	9,485	9,199
Accumulated impairment	€ (8,516)	€ (8,140)